Total Capital and Net Income Per Common Unit - Additional Information (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Capital Unit [Line Items]
Days after year-end where limited partner's have right to receive cash distribution	45 days
Minimum percentage of holding by unitholders to remove general partner	66.67%
Distributions payable	$ 71,229	$ 62,150	$ 45,467
Repurchase of common units	$ 3,786	$ 0	$ 0
Common Units
Capital Unit [Line Items]
Cash distributions (USD per unit)	$ 0.4625	$ 0.4625	$ 0.4625
Teekay Corporation
Capital Unit [Line Items]
General partner interest percentage	2.00%
Public
Capital Unit [Line Items]
General partner's proportionate contribution	68.20%
Limited Partners | Preferred Units
Capital Unit [Line Items]
Distributions payable	$ 25,700	$ 14,000	$ 2,700
Limited Partners | Common Units
Capital Unit [Line Items]
Distributions payable	$ 44,617	44,584	$ 44,557
Number of common units repurchased	327
Limited Partners | Preferred Units
Capital Unit [Line Items]
Distributions payable	$ 25,701	$ 16,657
Common Unit Repurchase Program 2018
Capital Unit [Line Items]
Authorized common units to repurchase (up to)	$ 100,000
Number of common units repurchased	300
Repurchase of common units	$ 3,700